Bank Loans	12 Months Ended
Mar. 31, 2024
Bank Loans [Abstract]
BANK LOANS

9. BANK LOANS

The Company’s bank loans which are all denominated in HKD, consist of:

				As of March 31,
	Type	Interest rate	Maturity dates	2023	2024
				USD	USD
Long-term borrowings:
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	571,055	441,402
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	921,158	712,018
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	March 2027	254,415	196,653
Hang Seng Bank Limited	Mortgage	HIBOR+1.4%	December 2026	375,410	283,200
Hang Seng Bank Limited	Mortgage	HIBOR+1.6%	April 2027	518,994	403,969
				2,641,032	2,037,242
Current portion of long-term borrowings				626,657	655,492
Non-current portion of long-term borrowings				2,014,375	1,381,750

Annual maturities of the Company’s long-term debt which comprise the term loans during the next five years following March 31, 2023 and thereafter are as follows:

Annual maturities
USD
Year ending March 31,
2024	626,657
2025	655,953
2026	686,618
2027	660,209
2028 and Thereafter	11,595
2,641,032

Annual maturities of the Company’s long-term debt which comprise the term loans during the next five years following March 31, 2024 and thereafter are as follows:

Annual maturities
USD
Year ending March 31,
2025	655,492
2026	694,862
2027	674,982
2028	11,906
2029 and Thereafter	-
2,037,242

JLHK entered into (as renewed or supplemented yearly where required) several banking facilities with banks in Hong Kong. The banking facilities were secured, details of which are set out as follows:

(a)	Unlimited joint or personal guarantee by the Controlling Shareholder Mr. Danny Tze Ching Wong and an immediate family member of Mr. Danny Tze Ching Wong; and

(b)	Legal charge over properties beneficially owned by JLHK (Note 8), the Controlling Shareholder Mr. Danny Tze Ching Wong and an immediate family member of Mr. Danny Tze Ching Wong.